Restructuring Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	$ 160,081	$ 27,054	$ 119,101
2023 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	52,997	27,056	119,000
Reimbursement arrangements			$ 65,000
2023 Plan | Operating Segments | Datacenter & Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	45,000	16,000
2023 Plan | Operating Segments | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring costs	7,000	10,000
2023 Plan | Corporate Segment
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,000	1,000
2023 Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	6,123	(129)
Restructuring accrual, current		11,000
Restructuring accrual, noncurrent		34,000
2023 Plan | Asset Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	24,010	$ 11,658
2025 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	107,084
2025 Plan | Operating Segments | Datacenter & Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	28,000
2025 Plan | Operating Segments | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring costs	72,000
2025 Plan | Corporate Segment
Restructuring Cost and Reserve [Line Items]
Restructuring costs	7,000
2025 Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	23,983
Restructuring accrual, current	17,000
2025 Plan | Asset Write-Offs
Restructuring Cost and Reserve [Line Items]
Restructuring charges (recoveries)	59,068
Restructuring accrual, current	19,000
Restructuring accrual, noncurrent	$ 12,000